AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Amounts Receivable and Prepaid Expenses
Sales tax receivable	$ 66,000	$ 79,000
Deferred At-the-Market Offering costs	0	352
Interest, refundable deposits and other receivables	64,000	85,000
Prepaid expenses	2,532,000	1,351,000
Total	$ 2,662,000	$ 1,867,000